Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 487	$ 475	$ 71
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments	(48)	3	87
Reclassification of accumulated foreign currency translation adjustments on sold hotels			(13)
Defined benefit pension and postretirement benefit plans net gains (losses) arising during the year	(20)	(4)	10
Net curtailment and settlement gains			23
Amortization of actuarial gains and losses included in net periodic pension cost	1	1	5
Change in fair value of derivatives	1	(1)
Reclassification adjustments for losses (gains) included in net income	2	1	(6)
Change in fair value of investments		(1)	3
Total other comprehensive income (loss), net of taxes	(64)	(1)	109
Comprehensive income	423	474	180
Net (income) loss attributable to noncontrolling interests	2	2	2
Foreign currency translation adjustments attributable to noncontrolling interests	(1)	1	(1)
Comprehensive income attributable to Starwood	$ 424	$ 477	$ 181